Registration No. 33-6418

1940 Act File No. 811-4946

Filed Pursuant to Rule 497(e)

THOMPSON IM FUNDS, INC.

LARGECAP FUND

MIDCAP FUND

BOND FUND

Supplement dated April 23, 2025 to the Prospectus and

Statement of Additional Information dated March 31, 2025

Effective May 1, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

By Mail:
Thompson IM Funds, Inc.
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Express Delivery Address:
Thompson IM Funds, Inc.
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307